Cost of oil and gas properties: (Details) (USD $)	3 Months Ended									12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Costs incurred
Property acquisitions										$ 178,685	$ 109,076	$ 448,432
Development										(290,569)	8,224,013	10,175,986
Total costs incurred										(111,884)	8,333,089	10,624,418
Capitalized costs
Proved properties		56,009,780				56,121,665				56,009,780	56,121,665	47,788,575
Total		56,009,780				56,121,665				56,009,780	56,121,665	47,788,575
Less: accumulated depreciation, depletion and amortization of oil and gas properties		19,105,645				15,860,758				19,105,645	15,860,758	9,774,375
Total properties		36,904,135				40,260,907				36,904,135	40,260,907	38,014,200
Less: accumulated impairment of oil and gas properties due to full cost ceiling test		(22,181,701)				(22,181,701)				(22,181,701)	(22,181,701)	(22,181,701)
Net properties		14,722,434				18,079,206				14,722,434	18,079,206	15,832,499
Revenues:
Revenues	866,702				1,003,660					3,843,420	6,939,999	6,133,299
Total revenues	866,702	831,404	968,980	1,039,376	1,003,660	946,679	1,273,919	3,303,365	1,416,036	3,843,420	6,939,999	6,133,299
Expenses (excluding G&A and interest expense):
Production, operating and development costs	315,628				799,528					1,872,186	1,972,223	1,857,528
Depreciation, depletion and amortization	691,853				953,490					3,248,260	6,090,529	3,707,255
Operating costs and expenses										5,120,446	8,062,752	5,564,783
Results of operations
Results before income taxes										(1,277,026)	(1,122,753)	568,516
Results of operations (excluding corporate overhead and interest expense)										$ (1,277,026)	$ (1,122,753)	$ 568,516